Fair Value Measurements - Schedule of Company’s Assets and Liabilities that are Measured at Fair Value (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Total	$ 10,201,124	$ 9,604,222		$ 1,100,757
Warrant liabilities – Public Warrants [Member]
Liabilities:
Warrant liabilities	569,250	379,500		85,388
Warrant liabilities – Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	440,850	293,900		66,128
Warrant liabilities – Representative’s Warrants [Member]
Liabilities:
Warrant liabilities	34,155	22,770		5,123
Convertible Promissory Note [Member]
Liabilities:
Convertible promissory note	9,133,382	8,908,052		944,118
Cash and marketable securities held in trust [Member]
Assets:
Cash and marketable securities held in trust	1,920,401	8,330,835		10,873,406
NorthView Acquisition Corp [Member] | Warrant liabilities – Public Warrants [Member]
Liabilities:
Warrant liabilities	569,250	379,500		85,388
NorthView Acquisition Corp [Member] | Warrant liabilities – Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	440,850	293,900	$ 279,205	66,128	$ 377,857
NorthView Acquisition Corp [Member] | Warrant liabilities – Representative’s Warrants [Member]
Liabilities:
Warrant liabilities	34,155	22,770	$ 21,632	5,123	$ 29,274
NorthView Acquisition Corp [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Liabilities:
Total				85,388
NorthView Acquisition Corp [Member] | Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities – Public Warrants [Member]
Liabilities:
Warrant liabilities				85,388
NorthView Acquisition Corp [Member] | Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities – Private Placement Warrants [Member]
Liabilities:
Warrant liabilities
NorthView Acquisition Corp [Member] | Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities – Representative’s Warrants [Member]
Liabilities:
Warrant liabilities
NorthView Acquisition Corp [Member] | Quoted Prices In Active Markets (Level 1) [Member] | Convertible Promissory Note [Member]
Liabilities:
Convertible promissory note
NorthView Acquisition Corp [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Total	569,250	379,500
NorthView Acquisition Corp [Member] | Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities – Public Warrants [Member]
Liabilities:
Warrant liabilities	569,250	379,500
NorthView Acquisition Corp [Member] | Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities – Private Placement Warrants [Member]
Liabilities:
Warrant liabilities
NorthView Acquisition Corp [Member] | Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities – Representative’s Warrants [Member]
Liabilities:
Warrant liabilities
NorthView Acquisition Corp [Member] | Significant Other Observable Inputs (Level 2) [Member] | Convertible Promissory Note [Member]
Liabilities:
Convertible promissory note
NorthView Acquisition Corp [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Total	9,631,874	9,224,722		1,015,369
NorthView Acquisition Corp [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities – Public Warrants [Member]
Liabilities:
Warrant liabilities
NorthView Acquisition Corp [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities – Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	440,850	293,900		66,128
NorthView Acquisition Corp [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities – Representative’s Warrants [Member]
Liabilities:
Warrant liabilities	34,155	22,770		5,123
NorthView Acquisition Corp [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Convertible Promissory Note [Member]
Liabilities:
Convertible promissory note	9,133,382	8,908,052		944,118
NorthView Acquisition Corp [Member] | Cash and marketable securities held in trust [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Cash and marketable securities held in trust	1,920,401	8,330,835		10,873,406
NorthView Acquisition Corp [Member] | Cash and marketable securities held in trust [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Cash and marketable securities held in trust
NorthView Acquisition Corp [Member] | Cash and marketable securities held in trust [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Cash and marketable securities held in trust